Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,154,610	$ 461,827
Less accumulated depreciation and amortization	(422,898)	(326,341)
Property, plant and equipment, net	731,712	135,486
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	51,909	8,979
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	52,547	52,547
Lab Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	894,942	400,301
Capital Lease Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	95,657	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 59,555	$ 0